Organization - Schedule of Quantitative Metrics of the VIE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Parent Company [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	¥ 10,321		¥ 113
Other current assets
Intercompany receivable from subsidiaries	189,385		187,357
Intercompany receivable from WFOE	55,876		55,874
Investment in WFOE
Investment in subsidiaries	917
Other non-current assets	11,795		713
Total assets	268,294		244,057
Other current liabilities	9,256
Intercompany payables to parent company
Non-current liabilities
Total liabilities	9,256
Total shareholders’ equity (deficit)	259,038		244,057
Total liabilities and shareholders’ equity (deficit)	268,294		244,057
Revenues
Gross (loss) profit	(298)
Total operating expenses	5,877		(20)
Net income (loss)	(7,781)		1,232
Total comprehensive income (loss)	(8,155)		1,232
Net cash (used in) provided by operating activities	(2,856)		55
Net cash used in investing activities	(917)
Net cash provided by financing activities	3,041
Effect of Exchange rate on cash	59
WFOE (“Shanghai Mihe”) [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	962		1,518
Other current assets	178		32
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Investment in subsidiaries
Other non-current assets	18		52
Total assets	1,158		1,602
Other current liabilities	6,226		3,381
Intercompany payables to parent company	55,874		55,874
Non-current liabilities
Total liabilities	62,100		59,255
Total shareholders’ equity (deficit)	(60,942)		(57,653)
Total liabilities and shareholders’ equity (deficit)	1,158		1,602
Revenues	942
Gross (loss) profit	175
Total operating expenses	1,968		2,236
Net income (loss)	(1,653)		(2,233)
Total comprehensive income (loss)	(1,653)		(2,233)
Net cash (used in) provided by operating activities	284		887
Net cash used in investing activities
Net cash provided by financing activities
Effect of Exchange rate on cash
Subsidiaries [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	21,291		22,316
Other current assets	6,068		9,323
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE	157,599		156,790
Investment in subsidiaries
Other non-current assets
Total assets	184,958		188,429
Other current liabilities	111		4,698
Intercompany payables to parent company	187,751		187,357
Non-current liabilities
Total liabilities	187,862		192,055
Total shareholders’ equity (deficit)	(2,904)		(3,626)
Total liabilities and shareholders’ equity (deficit)	184,958		188,429
Revenues	185
Gross (loss) profit	184
Total operating expenses	1,752		232
Net income (loss)	(1,415)		(1,409)
Total comprehensive income (loss)	44		(1,409)
Net cash (used in) provided by operating activities	(748)		(1,352)
Net cash used in investing activities
Net cash provided by financing activities	917
Effect of Exchange rate on cash	(639)
Shanghai Jinxin and its subsidiaries (the VIEs) [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	22,581		8,161
Other current assets	101,315		114,104
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Investment in subsidiaries
Other non-current assets	84,693		43,112
Total assets	208,589		165,377
Other current liabilities	88,057		33,295
Intercompany payables to parent company
Non-current liabilities	3,407		4,202
Total liabilities	91,464		37,497
Total shareholders’ equity (deficit)	117,125		127,880
Total liabilities and shareholders’ equity (deficit)	208,589		165,377
Revenues	207,375		197,948
Gross (loss) profit	30,912		67,809
Total operating expenses	45,282		33,402
Net income (loss)	(10,227)		35,940
Total comprehensive income (loss)	(10,227)		35,940
Net cash (used in) provided by operating activities	18,887		17,520
Net cash used in investing activities	(55,949)		(59,992)
Net cash provided by financing activities	490		(142)
Effect of Exchange rate on cash
Elimination of intercompany balances [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents
Other current assets	(15,111)		(2,538)
Intercompany receivable from subsidiaries	(189,385)		(187,357)
Intercompany receivable from WFOE	(55,876)		(55,874)
Investment in WFOE	(157,599)		(156,790)
Investment in subsidiaries	(917)
Other non-current assets			(714)
Total assets	(418,888)		(403,273)
Other current liabilities	(15,111)		(3,252)
Intercompany payables to parent company	(243,625)		(243,231)
Non-current liabilities
Total liabilities	(258,736)		(246,483)
Total shareholders’ equity (deficit)	(160,152)		(156,790)
Total liabilities and shareholders’ equity (deficit)	(418,888)		(403,273)
Revenues
Gross (loss) profit
Total operating expenses
Net income (loss)
Total comprehensive income (loss)
Net cash (used in) provided by operating activities	(1,350)		2,882
Net cash used in investing activities	917
Net cash provided by financing activities	(917)		(2,882)
Effect of Exchange rate on cash	1,350
Consolidated Financials [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	55,155		32,108	$ 7,699
Other current assets	92,450		120,921	12,906
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Investment in subsidiaries
Other non-current assets	96,506		43,163	13,472
Total assets	244,111		196,192	34,077
Other current liabilities	88,539		38,122	12,360
Intercompany payables to parent company
Non-current liabilities	3,407		4,202	476
Total liabilities	91,946		42,324	12,836
Total shareholders’ equity (deficit)	152,165		153,868	21,241
Total liabilities and shareholders’ equity (deficit)	244,111		196,192	$ 34,077
Revenues	208,502	$ 29,106	197,948
Gross (loss) profit	30,973	4,324	67,809
Total operating expenses	54,879	7,661	35,850
Net income (loss)	(21,076)	(2,941)	33,530
Total comprehensive income (loss)	(19,991)	(2,791)	33,530
Net cash (used in) provided by operating activities	14,217	1,985	19,992
Net cash used in investing activities	(55,949)	(7,810)	(59,992)
Net cash provided by financing activities	3,531	492	¥ (3,024)
Effect of Exchange rate on cash	¥ 770	$ 107
% of the Consolidated Financials [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	41.00%		25.00%	41.00%
Other current assets	110.00%		94.00%	110.00%
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Investment in subsidiaries
Other non-current assets	88.00%		100.00%	88.00%
Total assets	85.00%		84.00%	85.00%
Other current liabilities	99.00%		87.00%	99.00%
Intercompany payables to parent company
Non-current liabilities	100.00%		100.00%	100.00%
Total liabilities	99.00%		89.00%	99.00%
Total shareholders’ equity (deficit)	77.00%		83.00%	77.00%
Total liabilities and shareholders’ equity (deficit)	85.00%		84.00%	85.00%
Revenues	99.00%		100.00%	99.00%
Gross (loss) profit	100.00%		100.00%	100.00%
Total operating expenses	83.00%		93.00%	83.00%
Net income (loss)	49.00%		107.00%	49.00%
Total comprehensive income (loss)	51.00%		107.00%	51.00%
Net cash (used in) provided by operating activities	133.00%		88.00%	133.00%
Net cash used in investing activities	100.00%		100.00%	100.00%
Net cash provided by financing activities	14.00%		5.00%	14.00%
Effect of Exchange rate on cash